Operating Assets and Liabilities - Future minimum payments under our leases (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 1,245	kr 900	kr 663
Less than 1 year
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	127	106	89
1 to 3 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	284	199	167
More than 3 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	281	183	136
More than 5 years
Disclosure of maturity analysis of operating lease payments [abstract]
Future minimum payments under our leases	kr 553	kr 412	kr 271